Property, Software and Equipment, Net	12 Months Ended
Dec. 31, 2022
Property, Software and Equipment, Net [Abstract]
PROPERTY, SOFTWARE AND EQUIPMENT, NET
7.	SOFTWARE AND EQUIPMENT, NET

Software and equipment, net, consisted of the following:

	December 31,
	2021	2022
Cost
Vehicles	1,094	979
Office equipment and furniture	201	184
Electronic equipment	10,277	10,587
Computer software (i)	5,053	16,523
Leasehold improvements	825	762
Others	794	733
Total	18,244	29,768
Less: accumulated depreciation	(7,505)	(11,277)
Software and equipment, net	$10,739	18,491

(i) In 2022, hybrid cloud platform developed with the assistance of a third-party cloud service provider was partially substantially ready for use and transferred from other non-current assets. Cost of hybrid cloud platform represents the purchase price of the platform and other expenditures incurred to bring the platform into its intended use. The application of the hybrid cloud platform was to improve the IT development capability for internal-used software platforms which provide automotive after-sales services and insurance intermediation services to customers, and Software-As-A-Service (“SaaS”) products which are provided to business partners as technology services.

Depreciation expense was $1,613, $4,055, and $5,078 for the years ended December 31, 2020, 2021 and December 31, 2022, respectively.

During the years ended December 31, 2020, 2021 and 2022, the Group recorded no impairment loss of software and equipment.